RESEARCH AND DEVELOPMENT (Tables)	12 Months Ended
Dec. 31, 2020
Research and Development [Abstract]
Schedule of components of research and development costs	The components of research and development costs consist of the following:

	2020	2019
Gross research and development	$82,320	$79,014
Government tax credits	(291)	(253)
	$82,029	$78,761